Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Schedule of quantitative information about the Company's Level 3 fair value measurements, including significant unobservable inputs

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	• Time to becoming a listed, publicly-traded entity (years)	• 0.2 — 0.3
		• Probability of BA058 coming to market	• 70% — 80%
		• Discount rate	• 20% — 30%
		• Long-term revenue growth rate (1)	• 2% — 117%
		• Long-term revenue growth rate (2)	• 8% — 63%
		• Long-term pretax operating margin (3)	• 13% — 79%
		• Long-term pretax operating margin (4)	• 28% — 73%
		• Discount for lack of marketability	• 24% — 53%
	Market Comparable Companies	• Revenue multiple (5)	• 3.3 — 7.2

(1) Estimated long-term revenue growth rate in one scenario has the above range and an average of approximately 24% over 16 revenue years.

(2) Estimated long-term revenue growth rate in a second scenario has the above range and an average of approximately 20% over 16 revenue years.

(3) Estimated long-term pretax operating margin in one scenario has the above range after achieving positive pretax operating margin and an average of approximately 69% for 17 years.

(4) Estimated long-term pretax operating margin in a second scenario has the above range after achieving positive pretax operating margin and an average of approximately 59% for 17 years.

(5) Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company’s preferred stock.

Rollforward of fair value of asset determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

Fair value of liabilities determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920